Commitments - Summary of Contractual Obligations (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information About Borrowings [Line Items]
Future minimum lease payments	$ 1,222
Estimated annual benefit payment period	next 10 years	next 10 years
1-3 years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Future minimum lease payments	$ 531
3-5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Future minimum lease payments	$ 293